Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition
Schedule of allocation of purchase price

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

	Amount	Amotization
	RMB	Period
Purchase consideration	144,100
Net assets acquired, excluding intangible assets and the related deferred tax (1)	21,803
Deferred tax assets	8,576
Less: valuation allowance	(8,576)
Amortizable intangible assets
—User base	5,100	0.8 year
—Trademark and domain name	38,300	10 years
—Licensed copyrights of reading content	49,200	Not exceeding 3 years, with a weighted-average amortization period of 2.34 years
Goodwill (2)	338,288
Financial assets — contingent returnable consideration (3)	18,211
Deferred tax liabilities (4)	(7,390)
Noncontrolling interests	(319,412)
Total	144,100

Note:

(1)	Net assets acquired included cash and cash equivalents with an amount of RMB10.9 million (US$1.6 million).
(2)

Goodwill arising from this acquisition was attributable to the synergies between Yitian Xindong and the Group’s multiple business streams, including digital reading, advertising and other events. The goodwill recognized was not expected to be deductible for income tax purpose.

(3)

The financial assets represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020.

(4)	Deferred tax liabilities represented the tax effect of the amortizable intangible assets from the Acquisition.